Restructuring Charges - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Restructuring Cost And Reserve [Line Items]
Restructuring charges	$ 8	$ 1	$ 2	$ 6	$ 19
Employee severance and benefits costs	24	8
Minimum | Severance and Other Restructuring Expense
Restructuring Cost And Reserve [Line Items]
Restructuring charges	2		30
Maximum | Severance and Other Restructuring Expense
Restructuring Cost And Reserve [Line Items]
Restructuring charges	$ 33		35
Restructuring and Transition Charges
Restructuring Cost And Reserve [Line Items]
Employee severance and benefits costs			16	20	27
Facility restructuring costs				$ 2	$ 2
Restructuring Charges
Restructuring Cost And Reserve [Line Items]
Employee severance and benefits costs		$ 1	$ 9